Vessel Purchase Prepayments - Schedule of Vessel Purchase Prepayments (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Equipment Prepayment [Roll Forward]
At beginning of period	$ 349,472	$ 421,472
Transfer to vessels and equipment	0	(72,000)
At end of period	$ 349,472	$ 349,472